Intangible Asset, Net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4,070	$ 4,147